Financial instruments - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accrued payroll taxes on share-based compensation	$ 1,007	$ 3,154
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	78,307	65,052
Accrued payroll taxes on share-based compensation	1,007	3,154
Long-term debt	30,000	30,000
Less than 1 Year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	78,307	65,052
Accrued payroll taxes on share-based compensation	0	0
Long-term debt	0	0
1 to 3 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Accrued payroll taxes on share-based compensation	1,007	3,154
Long-term debt	30,000	0
4 to 5 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Accrued payroll taxes on share-based compensation	0	0
Long-term debt	0	30,000
>5 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Accrued payroll taxes on share-based compensation	0	0
Long-term debt	$ 0	$ 0